Restructuring - Schedule of Details of Movement in Restructuring Charges (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Restructuring Reserve [Roll Forward]
Opening provision	$ 12,525	$ 31,474	$ 31,474
Charge during the period, net	33,458		75,386
Utilization	(32,232)		(94,335)
Closing provision	13,751		12,525
Severance costs	32,500	$ 75,600	74,600
Restructuring ccontract costs	$ 1,000		$ 800